Loss per share (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Basic and diluted earnings per share [abstract]
Summary of Weighted Average Number of Ordinary Shares

	Three months ended July 31 ,		Nine months ended July 31,
	2021	2020	2021	2020
Net loss	$(6,897,318)	$(1,810,981)	$(21,590,783)	$(4,842,463)
Weighted average number of ordinary shares	2,394,475	2,100,603	2,372,731	2,057,723

Basic and diluted loss per share	$(2.88)	$(0.86)	$(9.10)	$(2.35)

	2020	2019	2018
Net loss	$(9,275,962)	$(4,100,782)	$(908,869)
Weighted average number of ordinary shares	2,068,952	1,801,338	1,700,751

Basic and diluted loss per share	$(4.48)	$(2.28)	$(0.53)

Summary of Anti Dilutive Potential Ordinary Shares Excluded from Weighted Average Number of Ordinary Shares	The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Three months ended July 31 ,		Nine months ended July 31,
	2021	2020	2021	2020
Stock options	135,086	133,500	135,086	133,500
Restricted share units	9,501	2,182	9,501	2,182

	144,587	135,682	144,587	135,682

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share:

	2020	2019	2018
Stock options	133,500	99,500	58,320
Convertible debt	—	13,436	13,436
Restricted share units	2,182	—	—

	135,682	112,936	71,756